Commitments and Contingencies (Details) - IPO [Member] $ / shares in Units, $ in Millions	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments and Contingencies (Details) [Line Items]
Underwriting discount, per share | $ / shares	$ 0.20
Underwriting discount amount | $	$ 2.4
Underwriting commission, per share | $ / shares	$ 0.35
Underwriting commissions amount | $	$ 4.2